Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of Capital Management [Abstract]
CET1 Capital	$ 57,838	$ 58,286
Tier 1 Capital	65,410	65,890
Total Capital	74,844	75,562
TLAC	128,639	129,957
Risk-Weighted Assets	443,711	437,945
Leverage Exposures	$ 1,528,717	$ 1,521,813
CET1 Ratio	13.00%	13.30%
Tier 1 Capital Ratio	14.70%	15.00%
Total Capital Ratio	16.90%	17.30%
TLAC Ratio	29.00%	29.70%
Leverage Ratio	4.30%	4.30%
TLAC Leverage Ratio	8.40%	8.50%